Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Tax provision at U.S. federal income tax rate	(21.00%)	21.00%
State income tax provision net of federal	(5.00%)	5.00%
Valuation allowance	26.00%	(26.00%)
Provision for income taxes	0.00%	0.00%